Fair Values (Assets and Liabilities Not Measured at Fair Value ) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	CAD 15,723.0	CAD 4,487.3
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	14,744.0	4,009.0
Long-term Debt, Fair Value	15,723.0	4,486.7
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	78.0	0.0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	14,843.0	3,841.3
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	CAD 802.0	CAD 646.0